Stock-based Compensation - Schedule of Fair Value Assumptions for Stock Options (Details) - Common stock options	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, Minimum	84.20%	87.00%
Expected volatility, Maximum	91.10%	91.90%
Expected volatility			59.40%
Expected term (in years)			6 years
Risk-free interest rate, Minimum	3.80%	3.60%
Risk-free interest rate, Maximum	4.50%	4.30%
Risk-free interest rate			4.20%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	3 years 10 months 24 days	5 years 1 month 6 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days